Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of Other liabilities as of June 30, 2018 and December 31, 2017 is as follows:

	June 30, 2018	December 31, 2017
	(in millions)
Repurchase price on buy-back agreements	$2,123	$2,176
Warranty and campaign programs	927	932
Marketing and sales incentive programs	1,338	1,335
Tax payables	835	765
Accrued expenses and deferred income	529	610
Accrued employee benefits	662	752
Legal reserves and other provisions	354	384
Contract reserve	269	344
Contract liabilities(1)	1,404	1,498
Restructuring reserve	52	60
Other	761	738
Total	$9,254	$9,594
(1)	Contract liabilities include $822 million and $926 million at June 30, 2018 and December 31, 2017, respectively, for future rents related to buy-back agreements.

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and six months ended June 30, 2018 and 2017 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Balance at beginning of period	$959	$806	$932	$792
Current year additions	233	199	437	374
Claims paid	(169)	(154)	(370)	(316)
Currency translation adjustment and other	(96)	16	(72)	17
Balance at June 30	$927	$867	$927	$867